Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes of current inventories [abstract]
Schedule of Inventories

	December 31,	December 31,
	2021	2020

Concentrates	$1,929	$2,327
In-circuit work in progress	886	-
Ore on leach pads	1,515	-
Ore stockpiles	526	607
Spare parts and supplies	5,153	5,135
	10,009	8,069
Long-term ore on leach pads	6,505	-
Long-term ore stockpiles	1,395	1,339
	7,900	1,339

	$17,909	$9,408